Note 13 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	R$ 24,768.4	R$ 22,576.3
Property, plant and equipment not subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	22,852.9	20,547.7
Property, plant and equipment subject to operating leases [member]
Statement Line Items [Line Items]
Property, plant and equipment	R$ 1,915.5	R$ 2,028.6